Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by Nature [Abstract]
Schedule of Cost of Revenue
	For the six months ended June 30,
	2025	2024
Cost of revenue (Note 3 (i))	3,027,100	981,389
Payroll and employee benefits (Note 3 (ii))	2,125,583	2,923,687
Depreciation and amortization (Note 3 (iii))	175,605	155,209
Professional services fee	560,170	702,628
Provision (reverse) for credit loss	(99,185)	(14,357)
Office and other expenses	357,147	289,681
Total cost of revenue, administrative expenses and selling expenses	6,146,420	5,038,237

Schedule of Service Category
	For the Six Months Ended June 30,
i) Service Category	2025	2024
Advisory and transaction services	-	-
Corporate business training services	195,986	257,121
Corporate consulting services	30,091	724,268
Cost goods sold from sales of devices to support AI data collection and analysis	2,770,893	-
Others	30,130	-

Schedule of Payroll and Employee Benefits
	For the Six Months Ended June 30,
ii) Payroll and employee benefits:	2025	2024
Payroll and employee benefits incurred and classified as selling and administration expenses:
Salaries, allowances, bonus, benefits and in kind	596,445	1,150,087
Contributions to defined contribution retirement plan	-	-
Share based payments	1,529,138	1,773,600
Payroll and employee benefits incurred and classified as cost of revenue	49,512	230,241

Schedule of Depreciation and Amortization
	For the Six Months Ended June 30,
iii) Depreciation and amortization：	2025	2024
Property and equipment	41,082	43,960
Intangible assets	3,923	4,701
Right of use assets	130,600	106,548